8. OTHER PAYABLES AND ACCRUED LIABILITIES (Tables)	6 Months Ended
Jun. 30, 2013
Payables and Accruals [Abstract]
Schedule of Other payables and accrued liabilities
	June 30,	December 31,
	2013	2012
	(unaudited)

Accrued expenses	$1,644	$2,540
Business and other tax payables	6,674	6,418
Salary payable	1,924	1,524
Temporary receipt of insurance premium	236	176
Temporary receipt of insurance claims	881	755
Deposits received	5,699	2,128
Interest payable	157	207
Other current liabilities	1,374	1,301
Total	$18,589	$15,049